Funded Status of Postretirement Health-Care and Life Insurance Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	$ 1,377	$ 1,378
Service cost	9	7
Interest cost	73	73
Net benefits paid	(73)	(64)
Actuarial (gain) loss	294	(26)
End of year	1,680	1,377
Fair value of plan assets	1,515	1,259	1,136
Funded status	(165)	(118)
Accrued liabilities	(4)	(6)
Other liabilities	(166)	(120)
Unamortized prior service credit	7	7
Unamortized net actuarial loss	(263)	(220)
Total	270	227
Postretirement Medical And Life Insurance
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	84	95
Service cost	2	2	1
Interest cost	3	5	5
Net benefits paid	(8)	(8)
Plan participant contributions	2	1
Actuarial (gain) loss	18	(11)
End of year	101	84	95
Fair value of plan assets	1	1
Funded status	(100)	(83)
Accrued liabilities	(6)	(6)
Other liabilities	(94)	(77)
Total liability recognized	(100)	(83)
Unamortized prior service credit	(29)	(23)
Unamortized net actuarial loss	25	12
Unamortized net initial asset	(1)	(3)
Total	$ (5)	$ (14)